Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2.6	$ 2.5	$ 2.6	$ 2.3	$ 2.3	$ 2.4